Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Liquidity Risk [line items]
Deposits	$ 493,591,747	$ 360,913,768
From the non financial government sector	74,336,377	24,094,589
From the financial sector	696,415	427,702
From the non financial private sector and foreign residents	418,558,955	336,391,477
Derivative instruments	230	1,046,556
Repo transactions	620,389	1,364,962
Other financial institutions	620,389	1,364,962
Other Financial Liabilities	49,232,069	30,217,956
Financing received from the Central Bank of Argentina and other financial institutions	949,506	3,165,822
Issued corporate bonds	5,765,236	10,929,911
Subordinated corporate bonds	48,422,080	49,125,434
Total	598,581,257	456,764,409
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	439,899,936	319,128,393
From the non financial government sector	67,873,301	22,974,090
From the financial sector	696,415	427,702
From the non financial private sector and foreign residents	371,330,220	295,726,601
Derivative instruments	42	399,076
Repo transactions	620,389	1,364,962
Other financial institutions	620,389	1,364,962
Other Financial Liabilities	47,876,408	28,687,673
Financing received from the Central Bank of Argentina and other financial institutions	419,441	1,403,744
Issued corporate bonds	209,346	436,031
Total	489,025,562	351,419,879
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	45,047,684	35,554,356
From the non financial government sector	5,558,974	1,059,457
From the non financial private sector and foreign residents	39,488,710	34,494,899
Derivative instruments	188	464,440
Other Financial Liabilities	133,674	133,406
Financing received from the Central Bank of Argentina and other financial institutions	199,471	1,130,058
Total	45,381,017	37,282,260
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	5,581,716	4,728,311
From the non financial government sector	901,974	58,210
From the non financial private sector and foreign residents	4,679,742	4,670,101
Derivative instruments		183,040
Other Financial Liabilities	125,844	141,649
Financing received from the Central Bank of Argentina and other financial institutions	204,074	205,002
Issued corporate bonds	2,762,098	701,097
Subordinated corporate bonds	1,135,957	1,100,808
Total	9,809,689	7,059,907
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	3,025,417	1,398,959
From the non financial government sector	2,128	2,832
From the non financial private sector and foreign residents	3,023,289	1,396,127
Other Financial Liabilities	317,199	227,982
Financing received from the Central Bank of Argentina and other financial institutions	80,703	133,670
Issued corporate bonds	208,048	1,006,731
Subordinated corporate bonds	1,135,958	1,100,810
Total	4,767,325	3,868,152
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	34,807	72,883
From the non financial private sector and foreign residents	34,807	72,883
Other Financial Liabilities	264,590	442,189
Financing received from the Central Bank of Argentina and other financial institutions	40,093	230,972
Issued corporate bonds	2,585,744	4,579,987
Subordinated corporate bonds	2,498,433	2,201,618
Total	5,423,667	7,527,649
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	2,187	30,866
From the non financial private sector and foreign residents	2,187	30,866
Other Financial Liabilities	514,354	585,057
Financing received from the Central Bank of Argentina and other financial institutions	5,724	62,376
Issued corporate bonds		4,206,065
Subordinated corporate bonds	43,651,732	44,722,198
Total	$ 44,173,997	$ 49,606,562